SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE - Schedule of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 6,150	$ 5,184	$ 11,837	$ 9,873
Project revenue [Member]
Disclosure of geographical areas [line items]
Revenue	5,518	4,729	10,734	9,063
Product sales revenue [Member]
Disclosure of geographical areas [line items]
Revenue	577	395	976	691
Cryostorage revenue [Member]
Disclosure of geographical areas [line items]
Revenue	$ 55	$ 60	$ 127	$ 119